State Street SPDR Portfolio TIPS ETF Investment Objectives and Goals - State Street SPDR Portfolio TIPS ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio TIPS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.